SHARE BASED COMPENSATION - Restricted Share Units (Details) - Restricted Share Units € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments shares	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
SHARE BASED COMPENSATION
Granted (in shares) | EquityInstruments	75,000	210,000
Fair value on date of grant (in dollar per share)			$ 21.80
Share-based compensation charge | €	€ 1,483	€ 377
Issuance of share capital upon exercise of RSUs (in shares) | shares	50,000
Exercised (in shares) | EquityInstruments	50,000	0
Issuance of share capital upon exercise of RSUs | €	€ 267
Minimum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share)				$ 7.47
Maximum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share)				$ 8.20